Dividends - Disclosure of Detailed Information About Dividends Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Australian Franking Credits [Member]
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 3,995	$ 3,995
New Zealand Imputation Credits [Member]
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 236	$ 236